Inventories (Tables)	12 Months Ended
Jan. 01, 2012
Inventories [Abstract]
Summary of Inventories

(Dollars in Millions)	2011	2010
Raw materials and supplies	$1,206	1,073
Goods in process	1,637	1,460
Finished goods	3,442	2,845

Total inventories	$6,285	5,378